UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04379

Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)

2 Mid America Plaza Suite 200 Oakbrook Terrace, Illinois	60181
(Address of principal executive offices)	(Zip code)

Susan A. Pickar, President and Chief Executive Officer 2 Mid America Plaza Suite 200 Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)

COPY TO:

Joseph M. Mannon

Vedder Price P.C.

222 N. LaSalle Street

Chicago, Illinois 60601

Registrant’s telephone number, including area code:		(630) 472-7700

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments.

The registrant’s schedule of investments is as follows:

Government/REPO Portfolio

(Unaudited)

Schedule of Investments

March 31, 2016

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

TOTAL INVESTMENTS IN SECURITIES — 100.0%

REPURCHASE AGREEMENTS — 100.0%

$14,000,000	BNP Paribas Securities Co.
	To be repurchased at $14,000,121 (collateralized by $13,491,499 par amount of Federal National Mortgage Backed Securities, Gold Participating Certificates and Government National Mortgage Association, 2.50% to 6.03%; due 10/01/27 to 03/20/46; Total Fair Value $14,344,861)	0.31%	04/01/16	$14,000,000

19,000,000	BNP Paribas Securities Co.
	To be repurchased at $19,000,158 (collateralized by $16,893,939 par amount of U.S. Treasury Notes and U.S. Treasury Bonds, 0.25% to 8.13%; due 11/30/18 to 01/15/26; Total Fair Value $19,380,013)	0.30%	04/01/16	19,000,000

3,000,000	Goldman Sachs & Co.
	To be repurchased at $3,000,025 (collateralized by $2,830,445 par amount of Federal National Mortgage Backed Securities and a Gold Participating Certificate, 4.00% to 5.50%; due 09/01/41 to 03/01/46 ; Total Fair Value $3,090,000)	0.30%	04/01/16	3,000,000

20,000,000	HSBC Securities (USA), Inc.
	To be repurchased at $20,000,150 (collateralized by $19,990,000 par amount of a U.S. Treasury Note, 1.50%; due 12/31/18; Total Fair Value $20,400,795)	0.27%	04/01/16	20,000,000

5,000,000	HSBC Securities (USA), Inc.
	To be repurchased at $5,000,038 (collateralized by $5,000,000 par amount of a U.S. Treasury Note, 1.50%; due 12/31/18; Total Fair Value $5,102,750)	0.27%	04/01/16	5,000,000

31,731,000	Mitsubishi UFJ Securities Co.
	To be repurchased at $31,731,264 (collateralized by $31,535,600 par amount of U.S. Treasury Notes, 0.75% to 2.00%; due 02/15/19 to 11/30/22; Total Fair Value $32,365,654)	0.30%	04/01/16	31,731,000

15,000,000	Morgan Stanley Co., LLC
	To be repurchased at $15,000,121 (collateralized by $15,316,800 par amount of a U.S. Treasury Note, 1.25%; due 03/31/21; Total Fair Value $15,300,043)	0.29%	04/01/16	15,000,000

See accompanying notes to Schedules of Investments

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

	REPURCHASE AGREEMENTS (continued)

$8,000,000	RBC Capital Markets, LLC
	To be repurchased at $8,000,060 (collateralized by $7,946,500 par amount of a U.S. Treasury Note, 1.75%; due 12/31/20; Total Fair Value $8,160,062)	0.27%	04/01/16	$8,000,000

14,000,000	TD Securities (USA), LLC
	To be repurchased at $14,000,124 (collateralized by $13,666,837 par amount of a Federal National Mortgage Backed Security, a Gold Participating Certificate and a U.S. Treasury Note, 2.50% to 3.50%; due 11/15/20 to 08/01/42; Total Fair Value $14,403,099)	0.32%	04/01/16	14,000,000

16,000,000	TD Securities (USA), LLC
	To be repurchased at $16,000,133 (collateralized by $15,581,900 par amount of a U.S. Treasury Note, 2.25%; due 11/15/24; Total Fair Value $16,320,083)	0.30%	04/01/16	16,000,000

25,000,000	The Bank of Nova Scotia
	To be repurchased at $25,000,208 (collateralized by $24,950,400 par amount of a U.S. Treasury Note, 1.63%; due 06/30/20; Total Fair Value $25,500,095)	0.30%	04/01/16	25,000,000

	Total Repurchase Agreements (Cost $170,731,000)			170,731,000

	Total Investments in Securities— 100.0% (Cost $170,731,000) *			170,731,000

	Liabilities in excess of Other Assets — (0.0)% **			(21,705)

	Net Assets — 100.0%			$170,709,295

	Net Asset Value Per Participation Certificate			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
**	Less than 0.1%

See accompanying notes to Schedules of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

March 31, 2016

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

TOTAL INVESTMENTS — 71.9%

U.S. TREASURY OBLIGATIONS — 5.4% (1)
$5,500,000	U.S. Treasury Bill	0.60%	06/16/16	$5,493,202
4,000,000	U.S. Treasury Bill	0.51%	07/07/16	3,994,557
4,000,000	U.S. Treasury Bill	0.40%	07/28/16	3,994,788
2,000,000	U.S. Treasury Bill	0.47%	08/04/16	1,996,802
	Total U.S. Treasury Obligations (Cost $15,479,349)			15,479,349

BANK OBLIGATIONS — 13.7%
CERTIFICATES OF DEPOSIT — 1.0%
3,000,000	Citibank NA	0.65%	05/20/16	3,000,000
				3,000,000
	YANKEE CERTIFICATES OF DEPOSIT — 12.7%
4,000,000	Bank of Nova Scotia, Houston	0.48%	04/14/16	4,000,000
3,000,000	Canadian Imperial Bank of Commerce, New York	0.85%	09/02/16	3,000,000
3,000,000	Mitsubishi UFJ Trust & Banking Corp., New York	0.62%	04/29/16	3,000,000
4,000,000	Norinchukin Bank, New York	0.63%	06/03/16	4,000,000
8,500,000	Sumitomo Mitsui Banking Corp., New York	0.51%	04/08/16	8,500,000
8,000,000	Sumitomo Mitsui Trust Bank Ltd., New York	0.36%	04/06/16	8,000,000
3,000,000	Sumitomo Mitsui Trust Bank Ltd., New York	0.64%	04/25/16	3,000,000
3,000,000	Toronto Dominion Bank, New York	0.60%	04/20/16	3,000,000
				36,500,000
	Total Bank Obligations (Cost $39,500,000)			39,500,000

CORPORATE DEBT — 42.5%
COMMERCIAL PAPER — 42.5%
ASSET BACKED SECURITIES — 23.8%
7,000,000	Antalis SA (1)(2)	0.40%	04/07/16	6,999,533
8,000,000	Collateralized CP Co., LLC (1)	0.50%	04/22/16	7,997,667
9,000,000	Gotham Funding Corp. (1)(2)	0.52%	06/01/16	8,992,070
8,000,000	Nieuw Amsterdam Receivables Corp. (1)(2)	0.50%	04/01/16	8,000,000
1,500,000	Old Line Funding LLC (1)(2)	0.47%	04/04/16	1,499,941
3,000,000	Old Line Funding LLC (1)(2)	0.68%	08/08/16	2,992,690
6,000,000	Starbird Funding Corp. (1)(2)	0.62%	05/09/16	5,996,073
3,000,000	Thunder Bay Funding LLC (1)(2)	0.88%	10/11/16	2,985,847
4,000,000	Versailles Commercial Paper LLC (1)	0.64%	06/14/16	3,994,738
11,000,000	Victory Receivables Corp. (1)(2)	0.35%	04/01/16	11,000,000
8,000,000	Working Capital Management Co. (1)(2)	0.50%	04/19/16	7,998,000
				68,456,559

See accompanying notes to Schedules of Investments

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

CORPORATE DEBT (continued)
FINANCIAL COMPANIES — 18.7%
$6,000,000	Australia & New Zealand Banking Group Ltd. (1)(3)	0.56%	05/03/16	$5,997,013
2,000,000	Bank of Nova Scotia (1)(2)	0.85%	08/26/16	1,993,058
10,000,000	BNP Paribas SA, New York (1)	0.36%	04/06/16	9,999,500
5,000,000	Caisse Centrale Desjardins Du Quebec (1)(2)	0.57%	05/02/16	4,997,546
7,000,000	KFW (1)(2)	0.45%	05/17/16	6,995,975
3,000,000	Mizuho Corporate Bank, New York (1)(2)	0.57%	04/08/16	2,999,668
6,000,000	Nordea Bank AB (1)(2)	0.54%	07/01/16	5,991,886
8,000,000	PSP Capital Inc. (1)	0.56%	05/26/16	7,993,156
4,000,000	Rabobank Nederland, New York	0.46%	05/06/16	4,000,946
3,000,000	Westpac Banking Corp. (1)(2)	0.86%	09/26/16	2,987,243
				53,955,991
	Total Commercial Paper			122,412,550

	Total Corporate Debt (Cost $122,412,550)			122,412,550

VARIABLE RATE OBLIGATIONS — 1.7%
5,000,000	Jets Stadium Development LLC (3)	0.40%	04/01/47	5,000,000
	Total Variable Rate Obligations (Cost $5,000,000)			5,000,000

TIME DEPOSITS — 8.6%
4,905,000	Credit Agricole Corporate Investment Bank SA	0.27%	04/01/16	4,905,000
11,000,000	Skandinaviska Enskilda Banken AB	0.25%	04/01/16	11,000,000
9,000,000	Svenska Handelsbanken AB	0.23%	04/01/16	9,000,000
	Total Time Deposits (Cost $24,905,000)			24,905,000

	Total Investments (Cost $207,296,899)			207,296,899

REPURCHASE AGREEMENTS — 29.2%
25,000,000	HSBC Securities (USA), Inc. To be repurchased at $25,000,188 (collateralized by $18,400,000 par amount of a Treasury Inflation Adjusted Bond, 2.13%; due 02/15/41; Total Fair Value $25,505,428)	0.27%	04/01/16	25,000,000

39,000,000	RBC Capital Markets, LLC To be repurchased at $39,000,293 (collateralized by $38,229,600 par amount of U.S. Treasury Notes, 1.75% to 2.13%; due 12/31/20 to 12/31/22; Total Fair Value $39,780,096)	0.27%	04/01/16	39,000,000

See accompanying notes to Schedules of Investments

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

REPURCHASE AGREEMENTS (continued)
$20,000,000	TD Securities (USA), LLC To be repurchased at $20,000,178 (collateralized by $19,420,963 par amount of Federal National Mortgage Backed Securities, 3.50% to 4.00%; due 09/01/45 to 10/01/45; Total Fair Value $20,600,001)	0.32%	04/01/16	$20,000,000

	Total Repurchase Agreements (Cost $84,000,000)			84,000,000

	Total Investments in Securities— 101.1% (Cost $291,296,899) *			291,296,899

	Other Assets in excess of Liabilities — (1.1%)			(3,045,772)

	Net Assets — 100.0%			$288,251,127

	Net Asset Value Per Participation Certificate			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by BlackRock Advisors, LLC, the investment advisor to the Money Market Portfolio.

(3)	Variable rate security. Interest rate shown is as of the report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 7-days notice.

See accompanying notes to Schedules of Investments

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

March 31, 2016

Par Value	Issuer	Interest Rate	Maturity †	Fair Value

U.S. TREASURY OBLIGATIONS — 43.6% (1)
$2,150,000	U.S. Treasury Bill	0.24%	09/15/16	$2,146,784
4,750,000	U.S. Treasury Bill	0.28%	09/15/16	4,742,894
4,000,000	U.S. Treasury Bill	0.41%	09/15/16	3,994,016
9,750,000	U.S. Treasury Bill	0.75%	01/15/17	9,761,807
3,000,000	U.S. Treasury Bill	0.58%	03/30/17	2,982,291
	Total U.S. Treasury Obligations (Cost $23,625,388)			23,627,792

AGENCY OBLIGATIONS — 56.2%
103,630	Federal Home Loan Mortgage Corp. (2)	4.78%	01/25/17	106,037
271,449	Federal Home Loan Mortgage Corp. (2)	5.00%	11/01/20	286,763
115,107	Federal Home Loan Mortgage Corp. (2)	4.00%	08/01/21	119,901
401,544	Federal Home Loan Mortgage Corp. (2)	5.50%	12/01/24	428,378
243,674	Federal Home Loan Mortgage Corp. (2)	5.00%	06/01/25	257,309
425,724	Federal Home Loan Mortgage Corp. (2)	5.00%	06/01/25	442,570
333,505	Federal Home Loan Mortgage Corp. (2)	4.50%	09/01/26	353,817
38,445	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	10/15/17	39,476
41,475	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	10/15/17	42,524
411,708	Federal Home Loan Mortgage Corp., CMO (2)	2.00%	10/15/18	414,976
696,094	Federal Home Loan Mortgage Corp., CMO (2)	2.50%	09/15/24	703,644
460,567	Federal Home Loan Mortgage Corp., CMO (2)	3.50%	11/15/25	465,383
463,494	Federal Home Loan Mortgage Corp., CMO (2)	2.20%	01/15/35	468,759
933,780	Federal Home Loan Mortgage Corp., CMO (2)	2.00%	06/15/38	941,660
448,573	Federal National Mortgage Association (2)	4.37%	04/01/16	448,359
541,834	Federal National Mortgage Association (2)	5.52%	05/01/16	540,665
625,000	Federal National Mortgage Association (2)	2.21%	09/01/16	624,501
940,160	Federal National Mortgage Association (2)	2.65%	06/01/17	951,463
286,151	Federal National Mortgage Association (2)	5.46%	06/01/17	291,860
1,000,000	Federal National Mortgage Association (2)	1.32%	11/01/17	1,004,828
1,865,000	Federal National Mortgage Association (2)	3.63%	01/01/18	1,927,929
325,930	Federal National Mortgage Association (2)	5.32%	06/01/18	347,542
235,039	Federal National Mortgage Association (2)	5.50%	09/01/18	243,638
811,004	Federal National Mortgage Association (2)	4.50%	11/01/18	839,267
922,210	Federal National Mortgage Association (2)	2.30%	04/01/19	934,460
462,013	Federal National Mortgage Association (2)	2.44%	05/01/19	471,152
296,444	Federal National Mortgage Association (2)	4.50%	10/01/19	307,086
800,411	Federal National Mortgage Association (2)	6.00%	10/01/19	826,771
231,027	Federal National Mortgage Association (2)	4.50%	07/01/20	240,311
796,058	Federal National Mortgage Association (2)	4.50%	01/01/26	825,457
346,554	Federal National Mortgage Association, CMBS (2)	1.11%	02/25/17	347,184
554,213	Federal National Mortgage Association, CMO (2)	5.00%	10/25/18	572,501
496,093	Federal National Mortgage Association, CMO (2)	3.00%	04/25/36	505,210
1,698,517	FHLMC Multifamily Structured Pass Through Certificates (2)	1.66%	11/25/16	1,700,018
743,647	FHLMC Multifamily Structured Pass Through Certificates (2)	4.77%	05/25/18	769,316

See accompanying notes to Schedules of Investments

Par Value	Issuer	Interest Rate	Maturity †	Fair Value

AGENCY OBLIGATIONS (continued)
$292,363	Government National Mortgage Association	4.50%	09/15/18	$300,581
154,326	Government National Mortgage Association	4.50%	06/15/19	160,350
18,547	Government National Mortgage Association	5.85%	07/20/58	19,135
526,600	Government National Mortgage Association	5.46%	07/20/59	537,947
172,475	Government National Mortgage Association	5.46%	08/20/59	176,963
179,212	Government National Mortgage Association	5.47%	08/20/59	183,374
175,382	Government National Mortgage Association	5.47%	08/20/59	181,000
144,862	Government National Mortgage Association	5.59%	11/20/59	150,052
362,659	Government National Mortgage Association	5.50%	01/20/60	374,848
131,337	Government National Mortgage Association	5.00%	05/20/60	138,187
203,719	Government National Mortgage Association	4.75%	10/20/60	210,601
123,647	Government National Mortgage Association	5.29%	10/20/60	132,452
219,593	Government National Mortgage Association	4.31%	12/20/60	226,069
400,819	Government National Mortgage Association	4.75%	01/20/61	415,680
410,450	Government National Mortgage Association	4.80%	01/20/61	427,540
1,125,705	Government National Mortgage Association	4.72%	03/20/61	1,171,406
140,194	Government National Mortgage Association	4.70%	05/20/61	147,130
512,984	Government National Mortgage Association	4.70%	09/20/61	540,447
383,045	Government National Mortgage Association	4.66%	01/20/62	404,903
213,647	Government National Mortgage Association	5.41%	06/20/62	219,788
195,120	Government National Mortgage Association	4.53%	07/20/62	207,962
362,118	Government National Mortgage Association	4.55%	09/20/62	388,102
321,002	Government National Mortgage Association	4.50%	10/20/62	345,395
323,494	Government National Mortgage Association	5.40%	03/20/64	332,390
48,908	Government National Mortgage Association, CMO	2.16%	07/16/33	48,904
923,367	Government National Mortgage Association, CMO	1.70%	08/16/33	925,707
127,314	Government National Mortgage Association, CMO	2.21%	12/16/35	127,439
439,448	Government National Mortgage Association, CMO	3.00%	10/20/37	449,726
179,085	Government National Mortgage Association, CMO	2.00%	06/20/39	180,194
413,623	Government National Mortgage Association, CMO	5.47%	11/20/59	425,997
234,329	National Credit Union Administration Guaranteed Notes (3)	0.80%	11/06/17	233,963
190,523	Small Business Administration (3)	4.08%	09/25/17	190,523
368,560	Small Business Administration (3)	3.33%	06/25/22	385,772
247,535	Small Business Administration (3)	4.33%	03/25/24	267,930
	Total Agency Obligations (Cost $30,336,745)			30,419,172

See accompanying notes to Schedules of Investments

Shares		Fair Value

REGISTERED INVESTMENT COMPANY — 6.0%
$3,237,759	Dreyfus Treasury & Agency Cash Management Fund, 0.10% (4)	$3,237,759
	Total Registered Investment Company (Cost $3,237,759)	3,237,759

	Total Investments in Securities — 105.8% (Cost $57,199,892) *	57,284,723

	Other Liabilities in excess of Assets — (5.8%)	(3,155,565)

	Net Assets — 100.0%	$54,129,158

	Net Asset Value Per Participation Certificate	$10.00

†

Maturity (date) disclosed represents the final maturity date of the security. Principal payments are made periodically, therefore the effective maturity date may be earlier than the stated maturity date.

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

	Aggregate Cost	$57,199,892
	Unrealized appreciation	134,831
	Unrealized depreciation	(50,000)
	Net unrealized appreciation	$84,831

(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.
(3)	Variable or floating rate security. Rate disclosed is as of March 31, 2016.
(4)	Rate periodically changes. Rate disclosed is the 7 day yield as of March 31, 2016.

CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation

See accompanying notes to Schedules of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

March 31, 2016

Par Value	Issuer	Interest Rate	Maturity †	Fair Value

U.S. TREASURY OBLIGATIONS — 33.3% (1)
$43,500,000	U.S. Treasury Note	0.50%	01/31/17	$43,467,723
16,800,000	U.S. Treasury Note	0.63%	09/30/17	16,778,345
4,150,000	U.S. Treasury Note (2)	0.39%	10/31/17	4,150,672
23,000,000	U.S. Treasury Note	1.00%	12/31/17	23,110,515
	Total U.S. Treasury Obligations (Cost $87,324,862)			87,507,255

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.0%
1,143,897	Banc of America Commercial Mortgage Trust (2)	6.43%	02/10/51	1,203,356
2,308,238	CD Commercial Mortgage Trust	5.32%	12/11/49	2,353,257
500,000	Commercial Mortgage Trust (2)(3)	1.23%	03/15/29	488,113
4,211,553	Commercial Mortgage Trust	5.44%	03/10/39	4,297,965
554,160	Credit Suisse Commercial Mortgage Trust	5.47%	09/15/39	558,310
2,767,900	JP Morgan Chase Commercial Mortgage Securities Trust	5.34%	05/15/47	2,809,901
826,088	JP Morgan Chase Commercial Mortgage Securities Trust	0.73%	12/15/47	821,791
97,456	LB-UBS Commercial Mortgage Trust	4.57%	01/15/31	97,740
780,456	Morgan Stanley Bank of America Merrill Lynch Trust	1.39%	07/15/46	781,006
140,798	Morgan Stanley Capital I Trust (2)	0.58%	07/12/44	140,705
20,136	Morgan Stanley Capital I Trust	5.61%	04/15/49	20,146
233,156	Wachovia Bank Commercial Mortgage Trust	5.25%	12/15/43	236,565
579,014	Wachovia Bank Commercial Mortgage Trust	5.31%	11/15/48	584,027
752,080	Wachovia Bank Commercial Mortgage Trust	5.88%	06/15/49	755,256
254,497	Wachovia Bank Commercial Mortgage Trust	5.89%	06/15/49	254,342
380,753	WFRBS Commercial Mortgage Trust	0.74%	03/15/48	380,048
	Total Commercial Mortgage-Backed Securities (Cost $15,828,856)			15,782,528

ASSET-BACKED SECURITIES — 34.4%
1,111,000	Ally Master Owner Trust	1.33%	03/15/19	1,110,561
1,850,000	Ally Master Owner Trust	1.60%	10/15/19	1,849,545
3,000,000	American Express Credit Account Master Trust	1.49%	04/15/20	3,017,384
1,320,000	American Express Issuance Trust II (2)	0.88%	02/15/19	1,313,738
1,000,000	AmeriCredit Automobile Receivables Trust	2.68%	10/09/18	1,005,028
1,376,128	AmeriCredit Automobile Receivables Trust	1.69%	11/08/18	1,376,965
1,888,000	AmeriCredit Automobile Receivables Trust	1.57%	01/08/19	1,888,562
1,792,578	ARI Fleet Lease Trust (2)(3)	0.74%	01/15/21	1,790,433
432,268	ARI Fleet Lease Trust (3)	0.92%	07/15/21	431,896
420,927	ARI Fleet Lease Trust (3)	0.81%	11/15/22	419,967
650,000	Barclays Dryrock Issuance Trust (2)	0.79%	12/16/19	649,934
2,000,000	Cabela’s Credit Card Master Note Trust (3)	2.39%	06/17/19	2,005,530
3,440,000	Cabela’s Credit Card Master Note Trust (3)	1.45%	06/15/20	3,445,064
1,750,000	Capital Auto Receivables Asset Trust	1.29%	04/20/18	1,748,457
4,650,000	Capital Auto Receivables Asset Trust	1.68%	04/20/18	4,657,516
2,239,816	Capital Auto Receivables Asset Trust	1.32%	06/20/18	2,241,346
550,000	Capital Auto Receivables Asset Trust	1.74%	10/22/18	550,157

See accompanying notes to Schedules of Investments

Par Value	Issuer	Interest Rate	Maturity †	Fair Value

ASSET-BACKED SECURITIES (continued)
$2,600,000	Capital One Multi-Asset Execution Trust	5.75%	07/15/20	$2,767,661
2,506,000	Capital One Multi-Asset Execution Trust	1.39%	01/15/21	2,514,085
45,317	CarMax Auto Owner Trust	0.60%	10/16/17	45,295
300,000	CarMax Auto Owner Trust	1.24%	10/15/18	299,630
1,756,000	CarMax Auto Owner Trust	1.49%	01/15/19	1,760,582
1,630,000	CarMax Auto Owner Trust	1.38%	11/15/19	1,632,502
686,000	Chase Issuance Trust (2)	0.68%	04/15/19	683,333
1,030,000	Chase Issuance Trust (2)	0.89%	04/15/19	1,025,735
2,160,000	Chase Issuance Trust	5.23%	04/15/19	2,239,075
705,000	CIT Equipment Collateral (3)	1.50%	10/21/19	703,731
863,880	CIT Equipment Collateral (3)	1.13%	07/20/20	864,022
625,000	Citibank Credit Card Issuance Trust	1.02%	02/22/19	625,287
39,127	CNH Equipment Trust	0.69%	06/15/18	39,113
386,083	CNH Equipment Trust	0.69%	08/15/18	385,632
1,281,954	CNH Equipment Trust	0.91%	05/15/19	1,279,997
2,200,000	CNH Equipment Trust	1.67%	08/16/21	2,208,226
1,500,000	Fifth Third Auto	1.30%	02/18/20	1,501,450
124,026	Fifth Third Auto Trust	0.88%	10/16/17	124,011
702,069	Fifth Third Auto Trust	0.68%	04/16/18	701,262
1,645,000	Fifth Third Auto Trust	0.96%	03/15/19	1,641,765
4,000,000	Ford Credit Auto Lease Trust	1.51%	08/15/17	4,000,364
500,000	Ford Credit Auto Owner Trust	2.40%	11/15/17	500,816
1,100,000	Ford Credit Auto Owner Trust	2.43%	01/15/19	1,105,947
2,000,000	Ford Credit Floorplan Master Owner Trust	1.88%	09/15/18	2,002,319
700,000	Ford Credit Floorplan Master Owner Trust	2.32%	01/15/19	705,273
500,000	Ford Credit Floorplan Master Owner Trust	2.86%	01/15/19	504,419
1,000,000	Ford Credit Floorplan Master Owner Trust	1.40%	02/15/19	995,918
3,300,000	Ford Credit Floorplan Master Owner Trust	1.40%	08/15/19	3,298,324
1,000,000	GE Dealer Floorplan Master Note Trust (2)	0.83%	04/20/18	1,000,012
2,500,000	Golden Credit Card Trust (3)(5)	1.39%	07/15/19	2,500,426
1,500,000	Hyundai Floorplan Master Owner Trust Series (2)(3)	1.08%	05/15/18	1,499,808
36,263	John Deere Owner Trust	0.60%	03/15/17	36,254
2,094,384	North Carolina State Education Assistance Authority (2)	1.42%	07/25/25	2,055,009
1,073,295	North Carolina State Education Assistance Authority (2)	1.52%	01/26/26	1,059,664
378,995	Sierra Timeshare Receivables Funding LLC (3)	2.38%	03/20/29	379,465
413,007	Sierra Timeshare Receivables Funding LLC (3)	1.87%	08/20/29	411,696
17,120	SMART Trust Australia (5)	0.97%	03/14/17	17,117
1,238,000	SMART Trust Australia (5)	1.25%	08/14/18	1,231,353
883,484	SMART Trust Australia (5)	1.18%	02/14/19	879,950
2,745,000	Susquehanna Auto Receivables Trust (3)	1.43%	08/15/19	2,744,738
3,000,000	Synchrony Credit Card Master Note Trust	1.43%	05/15/19	3,001,339
2,970,000	Synchrony Credit Card Master Note Trust	1.61%	11/15/20	2,979,235
266,028	TAL Advantage V LLC (3)	1.70%	05/20/39	262,732
3,000,000	Volvo Financial Equipment LLC (3)	0.97%	08/15/19	2,997,054
474,333	World Omni Auto Receivables Trust	0.79%	07/16/18	474,191
361,282	World Omni Auto Receivables Trust	0.85%	08/15/18	361,260
270,000	World Omni Auto Receivables Trust	1.06%	09/16/19	269,625

See accompanying notes to Schedules of Investments

Par Value	Issuer	Interest Rate	Maturity †	Fair Value

ASSET-BACKED SECURITIES (continued)
$500,000	World Omni Auto Receivables Trust	1.32%	01/15/20	$500,921
	Total Asset-Backed Securities (Cost $90,338,371)			90,319,706

AGENCY OBLIGATIONS — 9.7%
253,553	Federal Home Loan Mortgage Corp. (4)	5.00%	06/01/25	267,741
3,308,015	Federal National Mortgage Association	1.11%	02/25/17	3,314,030
2,063,434	Federal National Mortgage Association (4)	4.37%	04/01/16	2,062,450
6,000,000	FHLMC Multifamily Structured Pass Through Certificates (2)	3.88%	11/25/17	6,217,957
1,219,377	FHLMC Multifamily Structured Pass Through Certificates	1.43%	08/25/17	1,223,027
5,036,573	Government National Mortgage Association	4.70%	09/20/61	5,306,207
368,878	Government National Mortgage Association	5.46%	07/20/59	377,866
351,067	Government National Mortgage Association	5.46%	07/20/59	358,631
344,950	Government National Mortgage Association	5.46%	08/20/59	353,926
328,554	Government National Mortgage Association	5.47%	08/20/59	336,186
175,382	Government National Mortgage Association	5.47%	08/20/59	181,000
2,111,209	Government National Mortgage Association	5.62%	09/20/59	2,174,748
72,431	Government National Mortgage Association	5.59%	11/20/59	75,026
139,821	Government National Mortgage Association	5.72%	06/20/61	145,637
333,755	Government National Mortgage Association	5.16%	06/20/62	351,569
313,350	Government National Mortgage Association	5.41%	06/20/62	322,356
992,961	Government National Mortgage Association (2)	2.67%	10/20/63	1,042,300
668,489	Government National Mortgage Association, CMO (2)	0.69%	11/16/35	669,759
129,535	Government National Mortgage Association, CMO	2.21%	12/16/35	129,662
259,065	Small Business Administration (2)	4.08%	09/25/17	259,065
239,553	Small Business Administration (2)	3.08%	06/25/22	248,159
	Total Agency Obligations (Cost $25,480,343)			25,417,302

CORPORATE BONDS — 35.3%
AEROSPACE/DEFENSE — 0.7%
1,850,000	United Technologies Corp.	1.80%	06/01/17	1,868,237
				1,868,237

AUTO MANUFACTURERS — 2.4%
1,492,000	American Honda Finance Corp.	1.20%	07/14/17	1,494,904
850,000	Daimler Finance North America LLC (3)	1.45%	08/01/16	851,507
1,600,000	Daimler Finance North America LLC (3)	2.95%	01/11/17	1,622,581
2,425,000	Ford Motor Credit Co. LLC	3.00%	06/12/17	2,457,730
				6,426,722

BANKS — 15.6%
1,000,000	Bank of America Corp.	6.88%	04/25/18	1,098,554
3,500,000	Bank of America NA (2)	1.09%	06/05/17	3,495,898
2,250,000	BB&T Corp.	1.60%	08/15/17	2,253,532
2,197,000	Branch Banking & Trust Co. (2)	0.95%	09/13/16	2,195,616

See accompanying notes to Schedules of Investments

Par Value	Issuer	Interest Rate	Maturity †	Fair Value

CORPORATE BONDS (continued)
BANKS (continued)
$4,300,000	Canadian Imperial Bank of Commerce/Canada (2)(5)	1.15%	07/18/16	$4,305,715
449,000	Capital One Financial Corp.	6.15%	09/01/16	458,160
1,750,000	Commonwealth Bank of Australia/New York (5)	1.13%	03/13/17	1,750,000
2,299,000	Cooperatieve Rabobank UA (5)	3.38%	01/19/17	2,340,426
2,000,000	Credit Suisse/New York (5)	1.38%	05/26/17	1,994,662
1,000,000	Export-Import Bank of Korea (4)(5)	4.00%	01/11/17	1,020,875
1,025,000	Fifth Third Bank Cincinnati	1.15%	11/18/16	1,026,748
865,000	Goldman Sachs Group Inc. (The)	6.25%	09/01/17	920,984
1,250,000	Goldman Sachs Group Inc. (The) (2)	1.72%	11/15/18	1,250,354
1,436,000	JPMorgan Chase & Co.	3.15%	07/05/16	1,445,090
2,500,000	JPMorgan Chase Bank NA	6.00%	10/01/17	2,654,722
1,823,000	Morgan Stanley	5.55%	04/27/17	1,901,300
4,200,000	National City Bank/Cleveland OH (2)	0.98%	12/15/16	4,189,882
975,000	Toronto-Dominion Bank (The) (5)	1.13%	05/02/17	975,829
1,350,000	UBS AG/Stamford CT (5)	1.38%	06/01/17	1,348,500
2,000,000	Wells Fargo & Co.	2.63%	12/15/16	2,024,210
2,200,000	Wells Fargo & Co.	1.40%	09/08/17	2,204,382
				40,855,439

BEVERAGES — 1.0%
2,500,000	Anheuser-Busch InBev Finance Inc.	1.13%	01/27/17	2,505,192
				2,505,192

CHEMICALS — 0.3%
350,000	Air Products & Chemicals Inc.	2.00%	08/02/16	351,564
515,000	Airgas, Inc.	2.95%	06/15/16	516,267
				867,831

COMPUTERS — 0.9%
2,400,000	Hewlett Packard Enterprise Co. (2)(3)	2.37%	10/05/17	2,404,565
				2,404,565

DIVERSIFIED FINANCIAL SERVICES — 0.6%
1,250,000	American Express Credit Corp. (2)	0.91%	06/05/17	1,243,174
400,000	Eaton Vance Corp.	6.50%	10/02/17	427,171
				1,670,345

ELECTRIC — 0.3%
780,000	Berkshire Hathaway Energy Co.	1.10%	05/15/17	779,771
				779,771

INSURANCE — 2.8%
1,000,000	MetLife Inc.	6.75%	06/01/16	1,009,614
2,680,000	Principal Financial Group Inc.	1.85%	11/15/17	2,686,429
1,000,000	Principal Life Global Funding II (3)	1.13%	02/24/17	1,000,461
580,000	Principal Life Global Funding II (3)	1.20%	05/19/17	580,603
1,949,000	Prudential Financial Inc.	6.10%	06/15/17	2,048,498
				7,325,605

Par Value	Issuer	Interest Rate	Maturity †	Fair Value

CORPORATE BONDS (continued)
MACHINERY DIVERSIFIED — 0.3%
$695,000	John Deere Capital Corp.	2.25%	06/07/16	$697,270
				697,270

MEDIA — 0.5%
1,250,000	NBCUniversal Enterprise Inc. (2)(3)	1.31%	04/15/18	1,248,551
				1,248,551

MINING — 0.7%
451,000	BHP Billiton Finance USA Ltd. (2)(5)	0.88%	09/30/16	449,649
1,480,000	Rio Tinto Finance USA PLC (5)	2.00%	03/22/17	1,481,672
				1,931,321

OIL & GAS — 3.2%
1,000,000	Anadarko Petroleum Corp.	5.95%	09/15/16	1,017,474
2,000,000	BP Capital Markets PLC (2)(5)	1.04%	11/07/16	1,998,582
1,576,000	Schlumberger Norge AS (3)(5)	1.95%	09/14/16	1,579,814
800,000	Schlumberger Norge AS (3)(5)	1.25%	08/01/17	794,554
1,000,000	Sempra Energy	2.30%	04/01/17	1,006,628
1,000,000	Shell International Finance BV (2)(5)	1.25%	11/10/17	1,001,430
1,150,000	Shell International Finance BV (5)	1.20%	11/10/18	1,141,145
				8,539,627

PHARMACEUTICALS — 2.0%
2,000,000	AbbVie Inc.	1.75%	11/06/17	2,010,040
2,050,000	Actavis Inc.	1.88%	10/01/17	2,059,493
1,100,000	Teva Pharmaceutical Finance Co. BV (5)	2.40%	11/10/16	1,107,027
				5,176,560

PIPELINES — 0.6%
940,000	Kinder Morgan Inc.	7.00%	06/15/17	986,503
600,000	TransCanada Pipelines Ltd. (2)(5)	1.31%	06/30/16	599,487
				1,585,990

REAL ESTATE INVESTMENT TRUSTS — 1.2%
755,000	Essex Portfolio LP	5.50%	03/15/17	782,427
2,425,000	Ventas Realty LP	1.25%	04/17/17	2,415,530
				3,197,957

TELECOMMUNICATION SERVICES — 2.2%
1,400,000	America Movil SAB de CV (5)	2.38%	09/08/16	1,406,303
2,900,000	America Movil SAB de CV (2)(5)	1.63%	09/12/16	2,899,043
1,400,000	Verizon Communications, Inc.	2.00%	11/01/16	1,410,000
				5,715,346
	Total Corporate Bonds (Cost $92,709,929)			92,796,329

See accompanying notes to Schedules of Investments

Par Value	Issuer	Interest Rate	Maturity †	Fair Value

CORPORATE INTERNATIONAL SOVEREIGN — 0.2%
$397,000	Province of Ontario Canada (5)	1.10%	10/25/17	$397,558
	Total Corporate International Sovereign (Cost $395,467)			397,558

Shares

REGISTERED INVESTMENT COMPANY — 14.7%
38,683,147	Dreyfus Treasury & Agency Cash Management Fund, 0.10% (6)			38,683,147
	Total Registered Investment Company (Cost $38,683,147)			38,683,147

	Total Investments — 133.6% (Cost $350,760,975) *			$350,903,825

	Liabilities in excess of Other Assets — (33.6%)			(88,224,293)

	Net Assets — 100.0%			$262,679,532

	Net Asset Value Per Participation Certificate			$9.97

†

Maturity (date) disclosed represents the final maturity date of the security. Principal payments are made periodically, therefore the effective maturity date may be earlier than the stated maturity date.

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

	Aggregate Cost	$350,760,975
	Unrealized appreciation	688,105
	Unrealized depreciation	(545,255)
	Net unrealized appreciation	$142,850

(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable or floating rate security. Rate disclosed is as of March 31, 2016.
(3)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by Merganser Capital Management, LLC, the investment adviser to the Ultrashort Duration Bond Portfolio.

(4)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.
(5)	Security is domiciled in a foreign jurisdiction.
(6)	Rate periodically changes. Rate disclosed is the 7 day yield as of March 31, 2016.

CMO	Collateralized Mortgage Obligation

See accompanying notes to Schedules of Investments

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

March 31, 2016

Organization and Significant Accounting Policies

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered investment company and in accordance with the Financial Standards Accounting Board (“FASB”) Accounting Standards update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies. The Fund consists of four separate diversified portfolios: the Government/REPO Portfolio, the Money Market Portfolio, the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (each, a “Portfolio” and collectively, the “Portfolios”).

Portfolio Valuation: The Ultrashort Duration Government and the Ultrashort Duration Bond Portfolios’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities are fair valued using price evaluations provided by an independent pricing service approved by the Board of Trustees (the “Board”) which may use the following valuation inputs when available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. Fixed income securities acquired with remaining maturities of 60 days or less are valued using the amortized cost method when it represents the best estimate of fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion and amortization of any discounts and premiums are recorded until effective maturity or sale of the security.

Investments in other open-end investment companies, if held, are valued based on the NAV of the investment companies (which use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

For the Government/REPO Portfolio and the Money Market Portfolio, the NAV is calculated as of 4:00 p.m. (Eastern Time). Pursuant to Rule 2a-7 of the 1940 Act, securities are valued using the amortized cost method, when it represents the best estimate of fair value. The Government/Repo Portfolio and Money Market Portfolio seek to maintain a continuous NAV of $1.00 and have adopted certain investment policies, portfolio valuation and dividend and distribution policies to enable them to do so. There is no assurance that such portfolios will maintain a stable NAV of $1.00.

Fair Value Measurement:  The inputs and valuations techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held within the Government/REPO Portfolio and the Money Market Portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fixed income securities held within the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio are valued at fair value using price evaluations provided by an independent pricing service which may use the following inputs available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. A summary of the inputs used to value the Portfolios’ net assets as of March 31, 2016 is as follows:

	Total Fair Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Government/REPO Portfolio
Investments in Securities*	$170,731,000	$—	$170,731,000	$—

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

March 31, 2016

(Concluded)

	Total Fair Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Money Market Portfolio
Investments in Securities*	$291,296,899	$—	$291,296,899	$—

Ultrashort Duration Government Portfolio
U.S. Treasury Obligations	$23,627,792	$—	$23,627,792	$—
Agency Obligations	30,419,172	—	30,419,172	—
Registered Investment Company	3,237,759	3,237,759	—	—
	$57,284,723	$3,237,759	$54,046,964	$—
Ultrashort Duration Bond Portfolio
U.S. Treasury Obligations	$87,507,255	$—	$87,507,255	$—
Commercial Mortgage- Backed Securities	15,782,528	—	15,782,528	—
Asset-Backed Securities	90,319,706	—	90,319,706	—
Agency Obligations	25,417,302	—	25,417,302	—
Corporate Bonds	92,796,329	—	92,796,329	—
Corporate International Sovereign	397,558	—	397,558	—
Registered Investment Company	38,683,147	38,683,147	—	—
	$350,903,825	$38,683,147	$312,220,678	$—

* Please refer to the schedule of investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available fair value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the three months ended March 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Plan Investment Fund, Inc.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	President and Chief Executive Officer
Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	Principal Executive Officer
Date:	May 27, 2016

By:	/s/ Christopher W. Roleke
Name:	Christopher W. Roleke
Title:	Principal Financial Officer
Date:	May 27, 2016